UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $    1,140,674
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGRIUM INC                   COM             008916108   25,364   245,155 SH       DEFINED    1,2        245,155      0    0
ANADARKO PETE CORP           COM             032511107   25,323   362,177 SH       DEFINED    1,2        362,177      0    0
ANADARKO PETE CORP           COM             032511107   36,212   517,900     CALL DEFINED    1,2        517,900      0    0
ARCH COAL INC                COM             039380100    5,494   828,600     PUT  DEFINED    1,2        828,600      0    0
BALL CORP                    COM             058498106    8,246   194,904 SH       DEFINED    1,2        194,904      0    0
BERRY PETE CO                CL A            085789105    4,063   100,000     CALL DEFINED    1,2        100,000      0    0
C H ROBINSON WORLDWIDE INC   COM NEW         12541W209   19,145   326,818 SH       DEFINED    1,2        326,818      0    0
CABOT OIL & GAS CORP         COM             127097103   26,268   585,033 SH       DEFINED    1,2        585,033      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105   33,259   593,178 SH       DEFINED    1,2        593,178      0    0
CANADIAN NATL RY CO          COM             136375102   19,136   621,500     CALL DEFINED    1,2        621,500      0    0
CASTLE A M & CO              COM             148411101    1,525   122,123 SH       DEFINED    1,2        122,123      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109    3,537    92,862 SH       DEFINED    1,2         92,862      0    0
CLIFFS NATURAL RESOURCES INC COM             18683K101   13,696   350,000     PUT  DEFINED    1,2        350,000      0    0
COBALT INTL ENERGY INC       COM             19075F106    5,728   257,201 SH       DEFINED    1,2        257,201      0    0
CONCHO RES INC               COM             20605P101    7,462    78,753 SH       DEFINED    1,2         78,753      0    0
CONTINENTAL RESOURCES INC    COM             212015101   16,397   213,220 SH       DEFINED    1,2        213,220      0    0
DEERE & CO                   COM             244199105    3,607    43,740 SH       DEFINED    1,2         43,740      0    0
DENBURY RES INC              COM NEW         247916208    5,021   310,700     CALL DEFINED    1,2        310,700      0    0
DEVON ENERGY CORP NEW        COM             25179M103   19,604   324,036 SH       DEFINED    1,2        324,036      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    7,710   117,154 SH       DEFINED    1,2        117,154      0    0
DRESSER-RAND GROUP INC       COM             261608103   38,577   700,000     CALL DEFINED    1,2        700,000      0    0
EASTMAN CHEM CO              COM             277432100   32,258   565,823 SH       DEFINED    1,2        565,823      0    0
EATON CORP                   COM             278058102    5,646   119,450 SH       DEFINED    1,2        119,450      0    0
ENCANA CORP                  COM             292505104   19,465   888,014 SH       DEFINED    1,2        888,014      0    0
EOG RES INC                  COM             26875P101   78,435   700,000     CALL DEFINED    1,2        700,000      0    0
EOG RES INC                  COM             26875P101   39,218   350,000     PUT  DEFINED    1,2        350,000      0    0
EQT CORP                     COM             26884L109   26,584   450,574 SH       DEFINED    1,2        450,574      0    0
EXXON MOBIL CORP             COM             30231G102    8,649    94,580 SH       DEFINED    1,2         94,580      0    0
GRACE W R & CO DEL NEW       COM             38388F108   33,089   560,070 SH       DEFINED    1,2        560,070      0    0
GRANITE CONSTR INC           COM             387328107    1,399    48,699 SH       DEFINED    1,2         48,699      0    0
GULFPORT ENERGY CORP         COM NEW         402635304   19,372   619,716 SH       DEFINED    1,2        619,716      0    0
HALCON RES CORP              COM NEW         40537Q209    2,493   340,131 SH       DEFINED    1,2        340,131      0    0
HALLIBURTON CO               COM             406216101   10,666   316,600     PUT  DEFINED    1,2        316,600      0    0
HELMERICH & PAYNE INC        COM             423452101   14,778   310,406 SH       DEFINED    1,2        310,406      0    0
HESS CORP                    COM             42809H107   14,624   272,235 SH       DEFINED    1,2        272,235      0    0
KBR INC                      COM             48242W106   10,735   360,009 SH       DEFINED    1,2        360,009      0    0
KODIAK OIL & GAS CORP        COM             50015Q100   20,612 2,202,112 SH       DEFINED    1,2      2,202,112      0    0
LUFKIN INDS INC              COM             549764108    4,604    85,545 SH       DEFINED    1,2         85,545      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100   12,754   246,874 SH       DEFINED    1,2        246,874      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102   12,649 2,848,837 SH       DEFINED    1,2      2,848,837      0    0
MARATHON OIL CORP            COM             565849106   35,475 1,199,687 SH       DEFINED    1,2      1,199,687      0    0
MARATHON PETE CORP           COM             56585A102   16,616   304,370 SH       DEFINED    1,2        304,370      0    0
MONSANTO CO NEW              COM             61166W101   12,280   134,912 SH       DEFINED    1,2        134,912      0    0
NATIONAL OILWELL VARCO INC   COM             637071101   26,859   335,280 SH       DEFINED    1,2        335,280      0    0
OCEAN RIG UDW INC            SHS             Y64354205    1,845   113,117 SH       DEFINED    1,2        113,117      0    0
OIL STS INTL INC             COM             678026105    7,089    89,215 SH       DEFINED    1,2         89,215      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    3,709   372,047 SH       DEFINED    1,2        372,047      0    0
PACKAGING CORP AMER          COM             695156109   12,248   337,413 SH       DEFINED    1,2        337,413      0    0
PATTERSON UTI ENERGY INC     COM             703481101    5,009   316,600     PUT  DEFINED    1,2        316,600      0    0
PEABODY ENERGY CORP          COM             704549104    6,687   300,000     PUT  DEFINED    1,2        300,000      0    0
PIONEER NAT RES CO           COM             723787107   15,660   150,000     PUT  DEFINED    1,2        150,000      0    0
PIONEER NAT RES CO           COM             723787107   26,100   250,000     CALL DEFINED    1,2        250,000      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    9,368   250,000     PUT  DEFINED    1,2        250,000      0    0
QUICKSILVER RESOURCES INC    COM             74837R104    7,502 1,834,181 SH       DEFINED    1,2      1,834,181      0    0
RANGE RES CORP               COM             75281A109   33,049   473,001 SH       DEFINED    1,2        473,001      0    0
SELECT SECTOR SPDR TR        SBI INT-UTILS   81369Y886   17,231   473,505 SH       DEFINED    1,2        473,505      0    0
SM ENERGY CO                 COM             78454L100   15,531   287,025 SH       DEFINED    1,2        287,025      0    0
SOUTHWESTERN ENERGY CO       COM             845467109   12,951   372,359 SH       DEFINED    1,2        372,359      0    0
SPDR SERIES TRUST            S&P OILGAS EXP  78464A730   64,044 1,150,000     PUT  DEFINED    1,2      1,150,000      0    0
SWIFT ENERGY CO              COM             870738101    4,176   200,000     PUT  DEFINED    1,2        200,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
TALISMAN ENERGY INC          COM             87425E103    9,207   691,222 SH       DEFINED    1,2        691,222      0    0
TIMKEN CO                    COM             887389104    2,947    79,317 SH       DEFINED    1,2         79,317      0    0
TRANSOCEAN LTD               REG SHS         H8817H100   33,535   747,047 SH       DEFINED    1,2        747,047      0    0
ULTRA PETROLEUM CORP         COM             903914109   14,179   645,074 SH       DEFINED    1,2        645,074      0    0
VALSPAR CORP                 COM             920355104   14,696   261,966 SH       DEFINED    1,2        261,966      0    0
W & T OFFSHORE INC           COM             92922P106    3,756   200,000     CALL DEFINED    1,2        200,000      0    0
WERNER ENTERPRISES INC       COM             950755108    1,918    89,805 SH       DEFINED    1,2         89,805      0    0
WESTLAKE CHEM CORP           COM             960413102    1,648    22,551 SH       DEFINED    1,2         22,551      0    0
WHITING PETE CORP NEW        COM             966387102    8,267   174,480 SH       DEFINED    1,2        174,480      0    0
WHITING PETE CORP NEW        COM             966387102   23,690   500,000     CALL DEFINED    1,2        500,000      0    0


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